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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-09911

Hussman Investment Trust
(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 587-3400

Date of fiscal year end:         June 30, 2011

Date of reporting period:       September 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 100.4%	Shares	Value
Consumer Discretionary - 22.0%
Hotels, Restaurants & Leisure - 5.5%
Cheesecake Factory, Inc. (The) (a)	2,292,000	$60,669,240
Chipotle Mexican Grill, Inc. - Class A (a)	350,000	60,200,000
McDonald's Corp.	500,000	37,255,000
Panera Bread Co. - Class A (a)	1,500,000	132,915,000
PF Chang's China Bistro, Inc.	270,000	12,474,000
Royal Caribbean Cruises Ltd. (a)	1,382,000	43,574,460
Starbucks Corp.	900,000	23,022,000
		370,109,700
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	650,000	102,089,000

Media - 1.5%
ComCast Corp. - Class A	1,050,000	18,984,000
McGraw-Hill Cos., Inc. (The)	2,450,000	80,997,000
		99,981,000
Multiline Retail - 3.2%
Big Lots, Inc. (a)	1,000,000	33,250,000
Dollar Tree, Inc. (a)	960,000	46,809,600
Family Dollar Stores, Inc.	750,000	33,120,000
Kohl's Corp. (a)	1,000,000	52,680,000
Target Corp.	1,000,000	53,440,000
		219,299,600
Specialty Retail - 8.6%
Aéropostale, Inc. (a)	5,250,000	122,062,500
American Eagle Outfitters, Inc.	5,000,000	74,800,000
Bed Bath & Beyond, Inc. (a)	2,500,000	108,525,000
Best Buy Co., Inc.	1,500,000	61,245,000
GameStop Corp. - Class A (a)	800,000	15,768,000
Home Depot, Inc. (The)	2,000,000	63,360,000
RadioShack Corp.	450,000	9,598,500
Ross Stores, Inc.	450,000	24,579,000
TJX Cos., Inc. (The)	2,250,000	100,417,500
		580,355,500
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	500,000	21,480,000
Deckers Outdoor Corp. (a)	685,000	34,222,600
NIKE, Inc. - Class B	480,000	38,467,200

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.4% (Continued)	Shares	Value
Consumer Discretionary - 22.0% (Continued)
Textiles, Apparel & Luxury Goods - 1.7% (Continued)
Under Armour, Inc. - Class A (a)	507,000	$22,835,280
		117,005,080
Consumer Staples - 19.7%
Beverages - 3.7%
Coca-Cola Co. (The)	1,750,000	102,410,000
PepsiCo, Inc.	2,250,000	149,490,000
		251,900,000
Food & Staples Retailing - 5.3%
BJ's Wholesale Club, Inc. (a)	2,220,000	92,130,000
CVS Caremark Corp.	1,250,000	39,337,500
Kroger Co. (The)	1,250,000	27,075,000
Sysco Corp.	1,500,000	42,780,000
Walgreen Co.	3,500,000	117,250,000
Whole Foods Market, Inc. (a)	1,000,000	37,110,000
		355,682,500
Food Products - 4.5%
Campbell Soup Co.	580,000	20,735,000
Dean Foods Co. (a)	770,000	7,861,700
General Mills, Inc.	4,000,000	146,160,000
H.J. Heinz Co.	600,000	28,422,000
J.M. Smucker Co. (The)	450,000	27,238,500
Kellogg Co.	1,500,000	75,765,000
		306,182,200
Household Products - 6.2%
Clorox Co. (The)	1,750,000	116,830,000
Colgate-Palmolive Co.	2,000,000	153,720,000
Kimberly-Clark Corp.	1,366,000	88,858,300
Procter & Gamble Co. (The)	986,000	59,130,420
		418,538,720
Energy - 1.5%
Energy Equipment & Services - 0.6%
Dresser-Rand Group, Inc. (a)	667,000	24,605,630
Rowan Cos., Inc. (a)	500,000	15,180,000
		39,785,630
Oil, Gas & Consumable Fuels - 0.9%
Exxon Mobil Corp.	1,000,000	61,790,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.4% (Continued)	Shares	Value
Financials - 0.5%
Insurance - 0.5%
Berkshire Hathaway, Inc. - Class B (a)	375,000	$31,005,000

Health Care - 35.9%
Biotechnology - 2.1%
Amgen, Inc. (a)	1,250,000	68,887,500
Biogen Idec, Inc. (a)	1,100,000	61,732,000
Gilead Sciences, Inc. (a)	400,000	14,244,000
		144,863,500
Health Care Equipment & Supplies - 7.4%
Alcon, Inc.	500,000	83,395,000
Align Technology, Inc. (a)	1,518,000	29,722,440
ArthroCare Corp. (a)	975,000	26,500,500
Becton, Dickinson and Co.	1,000,000	74,100,000
C.R. Bard, Inc.	800,000	65,144,000
IDEXX Laboratories, Inc. (a)	387,000	23,885,640
Integra LifeSciences Holdings Corp. (a)	1,001,000	39,499,460
Intuitive Surgical, Inc. (a)	187,000	53,059,380
Medtronic, Inc.	500,000	16,790,000
Stryker Corp.	1,250,000	62,562,500
Varian Medical Systems, Inc. (a)	263,000	15,911,500
Zimmer Holdings, Inc. (a)	156,000	8,163,480
		498,733,900
Health Care Providers & Services - 8.4%
Amedysis, Inc. (a)	305,000	7,259,000
Humana, Inc. (a)	3,000,000	150,720,000
Laboratory Corp. of America Holdings (a)	1,250,000	98,037,500
LifePoint Hospitals, Inc. (a)	327,000	11,464,620
Patterson Cos., Inc.	1,000,000	28,650,000
Quest Diagnostics, Inc.	800,000	40,376,000
UnitedHealth Group, Inc.	2,500,000	87,775,000
WellPoint, Inc. (a)	2,500,000	141,600,000
		565,882,120
Life Sciences Tools & Services - 4.9%
Illumina, Inc. (a)	1,675,000	82,410,000
Life Technologies Corp. (a)	3,125,000	145,906,250
Pharmaceutical Product Development, Inc.	750,000	18,592,500
Waters Corp. (a)	1,240,000	87,767,200
		334,675,950

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.4% (Continued)	Shares	Value
Health Care - 35.9% (Continued)
Pharmaceuticals - 13.1%
Abbott Laboratories	2,000,000	$104,480,000
AstraZeneca plc - ADR	3,750,000	190,125,000
Bristol-Myers Squibb Co.	3,000,000	81,330,000
Endo Pharmaceuticals Holdings, Inc. (a)	3,000,000	99,720,000
Forest Laboratories, Inc. (a)	150,000	4,639,500
Impax Laboratories, Inc. (a)	102,000	2,019,600
Johnson & Johnson	1,600,000	99,136,000
Merck & Co., Inc.	3,000,000	110,430,000
Novartis AG - ADR	1,000,000	57,670,000
Pfizer, Inc.	5,000,000	85,850,000
Shire plc - ADR	183,000	12,312,240
Valeant Pharmaceuticals International, Inc.	1,500,000	37,575,000
		885,287,340
Industrials - 2.6%
Machinery - 2.6%
Bucyrus International, Inc.	1,225,000	84,953,750
Joy Global, Inc.	1,060,000	74,539,200
Timken Co.	441,000	16,916,760
		176,409,710
Information Technology - 17.1%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	4,000,000	87,600,000
InterDigital, Inc. (a)	76,000	2,250,360
		89,850,360
Computers & Peripherals - 5.1%
Dell, Inc. (a)	7,000,000	90,720,000
NetApp, Inc. (a)	2,250,000	112,027,500
QLogic Corp. (a)	3,000,000	52,920,000
Synaptics, Inc. (a)	3,015,000	84,842,100
		340,509,600
Electronic Equipment & Instruments - 0.0%
FUJIFILM Holdings Corp. - ADR	49,400	1,630,200
Sanmina-SCI Corp. (a)	12,000	144,960
		1,775,160
Internet Software & Services - 1.0%
eBay, Inc. (a)	1,500,000	36,600,000
Vistaprint N.V. (a)	691,000	26,707,150
		63,307,150

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.4% (Continued)	Shares	Value
Information Technology - 17.1% (Continued)
IT Services - 2.5%
Amdocs Ltd. (a)	1,250,000	$35,825,000
Cognizant Technology Solutions Corp. - Class A (a)	650,000	41,905,500
Computer Sciences Corp.	1,500,000	69,000,000
Sapient Corp. (a)	2,000,000	23,940,000
		170,670,500
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	1,000,000	30,160,000
Intel Corp.	1,000,000	19,230,000
SunPower Corp. - Class A (a)	1,400,000	20,160,000
Xilinx, Inc.	2,790,000	74,241,900
		143,791,900
Software - 5.1%
Check Point Software Technologies Ltd. (a)	2,400,000	88,632,000
FactSet Research Systems, Inc.	379,000	30,748,270
Microsoft Corp.	6,000,000	146,940,000
Oracle Corp.	3,000,000	80,550,000
		346,870,270
Materials - 0.1%
Chemicals - 0.1%
BASF SE - ADR	76,800	4,849,920

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	2,000,000	65,180,000

Total Common Stocks (Cost $6,248,374,764)		$6,786,381,310

PUT OPTION CONTRACTS - 2.4%	Contracts	Value
Nasdaq 100 Index Option, 12/18/2010 at $1,800	3,000	$10,236,000
Russell 2000 Index Option, 12/18/2010 at $620	8,000	16,112,000
S&P 500 Index Option, 11/20/2010 at $1,120	44,000	128,304,000
S&P 500 Index Option, 12/18/2010 at $1,030	5,000	9,160,000
Total Put Option Contracts (Cost $234,545,010)		$163,812,000

Total Investments at Value - 102.8% (Cost $6,482,919,774)		$6,950,193,310

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.3%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	206,860,021	$206,860,021
First American Treasury Obligations Fund - Class Y, 0.00% (b)	419,690,844	419,690,844
Total Money Market Funds (Cost $626,550,865)		$626,550,865

Total Investments and Money Market Funds at Value - 112.1% (Cost $7,109,470,639)		$7,576,744,175

Liabilities in Excess of Other Assets - (12.1%)		(820,052,352)

Net Assets - 100.0%		$6,756,691,823

ADR -	American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2010 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
12/18/2010 at $1,800	3,000	$68,652,000	$26,558,060
Russell 2000 Index Option,
12/18/2010 at $620	8,000	59,096,000	28,189,492
S&P 500 Index Option,
10/16/2010 at $980	20,000	321,540,000	282,673,730
S&P 500 Index Option,
10/16/2010 at $1,030	29,000	329,843,000	274,901,908
Total Written Option Contracts		$779,131,000	$612,323,190

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 12.9%	Shares	Value
Materials - 10.8%
Metals & Mining - 10.8%
Agnico-Eagle Mines Ltd.	700,000	$49,721,000
AngloGold Ashanti Ltd. - ADR	400,000	18,496,000
Barrick Gold Corp.	1,300,000	60,177,000
Compania De Minas Buenaventura S.A. - ADR	500,000	22,590,000
Goldcorp, Inc.	500,000	21,760,000
Harmony Gold Mining Co. Ltd. - ADR	264,000	2,980,560
Newmont Mining Corp.	985,000	61,867,850
Randgold Resources Ltd. - ADR	100,000	10,146,000
Stillwater Mining Co. (a)	10,000	168,400
		247,906,810
Utilities - 2.1%
Electric Utilities - 0.9%
DPL, Inc.	300,000	7,839,000
Pepco Holdings, Inc.	300,000	5,580,000
Pinnacle West Capital Corp.	200,000	8,254,000
		21,673,000
Multi-Utilities - 1.2%
Alliant Energy Corp.	100,000	3,635,000
Ameren Corp.	200,000	5,680,000
Consolidated Edison, Inc.	65,000	3,134,300
DTE Energy Co.	200,000	9,186,000
SCANA Corp.	141,200	5,693,184
		27,328,484

Total Common Stocks (Cost $269,081,212)		$296,908,294

U.S. TREASURY OBLIGATIONS - 65.1%	Par Value	Value
U.S. Treasury Bills (b) - 21.8%
0.19%, due 01/06/2011	$500,000,000	$499,835,500

U.S. Treasury Bonds - 10.6%
4.25%, due 05/15/2039	25,000,000	27,488,275
4.375%, due 05/15/2040	100,000,000	112,328,700
3.875%, due 08/15/2040	100,000,000	103,390,600
		243,207,575

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 65.1% (Continued)	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 5.5%
2.00%, due 04/15/2012	$26,858,750	$27,811,403
2.00%, due 07/15/2014	28,914,250	31,304,186
2.375%, due 01/15/2027	16,215,750	18,758,331
2.50%, due 01/15/2029	40,616,800	48,042,039
		125,915,959
U.S. Treasury Notes - 27.2%
3.00%, due 08/31/2016	75,000,000	80,917,950
2.75%, due 02/15/2019	50,000,000	51,878,900
3.125%, due 05/15/2019	50,000,000	53,136,750
3.625%, due 08/15/2019	200,000,000	219,968,800
3.375%, due 11/15/2019	200,000,000	215,484,400
		621,386,800

Total U.S. Treasury Obligations (Cost $1,413,314,457)		$1,490,345,834

EXCHANGE-TRADED FUNDS - 4.7%	Shares	Value
CurrencyShares Australian Dollar Trust (c)	200,000	$19,400,000
CurrencyShares British Pound Sterling Trust (c)	200,000	31,266,000
CurrencyShares Japanese Yen Trust (a) (c)	250,000	29,642,500
CurrencyShares Swiss Franc Trust (a) (c)	175,000	17,673,250
SPDR DB International Government Inflation-Protected Bond ETF	160,000	9,401,600
Total Exchange-Traded Funds (Cost $100,079,210)		$107,383,350

Total Investments at Value - 82.7% (Cost $1,782,474,879)		$1,894,637,478

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 16.9%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (d)	109,802,073	$109,802,073
First American Treasury Obligations Fund - Class Y, 0.00% (d)	276,141,300	276,141,300
Total Money Market Funds (Cost $385,943,373)		$385,943,373

Total Investments and Money Market Funds at Value - 99.6% (Cost $2,168,418,252)		$2,280,580,851

Other Assets in Excess of Liabilities - 0.4%		9,163,610

Net Assets - 100.0%		$2,289,744,461

ADR -	American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 43.3%	Shares	Value
Argentina - 0.8%
Telecom Argentina S.A. - ADR	6,000	$127,080

Australia - 0.4%
Telstra Corp. Ltd. - ADR	5,000	63,450

Bermuda - 0.7%
Yue Yuen Industrial (Holdings) Ltd. - ADR	6,000	111,000

Brazil - 3.7%
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	5,500	250,305
Companhia Paranaense de Energia-Copel - ADR	5,000	111,250
CPFL Energia S.A. - ADR	1,500	105,585
Gol Linhas Aereas Inteligentes S.A. - ADR	4,000	62,880
Telecomunicações de São Paulo S.A. - TELESP - ADR	2,000	48,860
		578,880
Chile - 0.9%
Embotelladora Andina S.A. - ADR	200	5,730
Enersis S.A. - ADR	5,500	129,305
		135,035
China - 2.3%
JA Solar Holdings Co. Ltd. - ADR (a)	10,000	93,300
Mindray Medical International Ltd. - ADR	4,000	118,280
Trina Solar Ltd. - ADR (a)	5,000	150,900
		362,480
France - 3.7%
Alten (b)	3,000	97,319
Casino Guichard-Perrachon S.A. (b)	750	68,732
Dassault Systemes S.A. - ADR	2,250	164,948
L'Oréal (b)	1,000	112,642
Sanofi-Aventis - ADR	4,000	133,000
		576,641
Germany - 3.1%
BASF SE - ADR	2,000	126,300
Beiersdorf AG	2,000	122,435
Puma AG Rudolf Dassler Sport (b)	350	115,323
SAP AG - ADR	2,500	123,275
		487,333

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.3% (Continued)	Shares	Value
Iceland - 0.7%
Partner Communications Co. Ltd. - ADR	6,000	$109,560

India - 1.4%
Infosys Technologies Ltd. - ADR	1,750	117,792
Wipro Ltd. - ADR	7,500	108,450
		226,242
Ireland - 1.0%
DCC plc (b)	2,500	71,718
ICON plc - ADR (a)	4,000	86,480
		158,198
Japan - 1.7%
Nintendo Co. Ltd. - ADR	3,000	93,600
Nitori Co. Ltd. (b)	1,000	83,615
Takeda Pharmaceutical Co. Ltd. (b)	2,000	91,940
		269,155
Korea (Republic Of) - 0.9%
LG Display Co. Ltd. - ADR	8,000	139,520

Luxembourg - 0.4%
Acergy S.A. - ADR	3,000	55,350

Mexico - 0.8%
América Móvil S.A.B. de C.V. - Series A - ADR	2,500	132,100

Netherlands - 3.4%
Fugro N.V. (b)	3,500	230,436
TNT N.V. (b)	3,500	94,204
Unilever N.V. - ADR	7,000	209,160
		533,800
Norway - 0.9%
Tomra Systems ASA (b)	25,000	149,083

Philippines - 0.8%
Philippine Long Distance Telephone Co. - ADR	2,000	119,720

Portugal - 0.8%
Portugal Telecom, SGPS, S.A. - ADR	10,000	132,300

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.3% (Continued)	Shares	Value
Russia - 0.3%
Mobile TeleSystems - ADR	2,500	$53,075

Sweden - 2.9%
Alfa Laval AB (b)	8,000	140,702
Axfood AB (b)	3,000	98,930
Hennes & Mauritz AB (H&M) - B Shares (b)	4,000	145,187
Telefonaktiebolaget LM Ericsson - ADR	6,000	65,820
		450,639
Switzerland - 3.5%
Nestlé S.A. - ADR	3,000	160,290
Novartis AG - ADR	3,500	201,845
Swisscom AG - ADR	2,000	80,520
Synthes, Inc. (b)	1,000	115,750
		558,405
United Kingdom - 8.2%
AstraZeneca plc - ADR	3,000	152,100
Carnival plc - ADR	4,000	158,240
Marks & Spencer Group plc (b)	20,000	122,170
Next plc (b)	4,500	156,880
Pearson plc - ADR	7,500	116,400
Reckitt Benckiser Group plc - ADR	7,500	82,800
Sage Group plc (The) (b)	30,000	130,342
Shire plc - ADR	1,500	100,920
Smith & Nephew plc - ADR	4,000	181,600
Vodafone Group plc - ADR	4,000	99,240
		1,300,692

Total Common Stocks (Cost $6,206,778)		$6,829,738

EXCHANGE-TRADED FUNDS - 7.4%	Shares	Value
iShares MSCI Canada Index Fund	7,000	$196,210
iShares MSCI Hong Kong Index Fund	11,000	199,540
iShares MSCI Singapore Index Fund	28,000	370,160
iShares MSCI Sweden Index Fund	7,000	202,790
iShares MSCI United Kingdom Index Fund	12,000	196,320
Total Exchange-Traded Funds (Cost $1,051,334)		$1,165,020

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PUT OPTION CONTRACTS - 0.4%	Contracts	Value
S&P 500 Index Option, 12/18/2010 at $1,080 (Cost $90,026)	20	$57,120

Total Investments at Value - 51.1% (Cost $7,348,138)		$8,051,878

MONEY MARKET FUNDS - 43.6%	Shares	Value
Northern Institutional Treasury Portfolio, 0.10% (c) (Cost $6,876,723)	6,876,723	$6,876,723

Total Investments and Money Market Funds at Value - 94.7% (Cost $14,224,861)		$14,928,601

Other Assets in Excess of Liabilities - 5.3%		843,502

Net Assets - 100.0%		$15,772,103

ADR -	American Depositary Receipt.

(a)	Non-income producing security.
(b)	Fair value priced (Note 1). Fair valued securities totaled $2,024,973 at September 30, 2010, representing 12.8% of net assets.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2010 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
12/18/2010 at $1,080	20	$169,760	$127,974

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2010 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index Future	12/18/2010	90	$3,353,603	$21,170
FTSE 100 Index Future	12/17/2010	15	1,303,236	(17,724)
Total Futures Contracts Sold Short			$4,656,839	$3,446

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2010 (Unaudited)

1.  Securities and Options Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic International Equity Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and asked prices.  Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.  Because the value of foreign securities may be materially affected by events occurring before Hussman Strategic International Equity Fund’s pricing time but after the close of the primary markets or exchanges on which such securities are traded, its portfolio securities may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees.  As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Econometrics Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of September 30, 2010, all options held by Hussman Strategic Growth Fund and Hussman Strategic International Equity Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price or, if not available, at the mean of the bid and ask prices as of the close of regular trading on the NYSE.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. The fair value of securities with remaining maturities of 60 days or less may be determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

For example, options contracts purchased and written by Hussman Strategic Growth Fund and Hussman Strategic International Equity Fund are classified as Level 2 since the options are valued at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value, pursuant to procedures approved by the Board of Trustees.  U.S. Government Agency and Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall is the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of September 30, 2010 by security type:

Hussman Strategic
Growth Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$6,786,381,310	$-	$-	$6,786,381,310
Money Market Funds	626,550,865	-	-	626,550,865
Total Investments in Securities	$7,412,932,175	$-	$-	$7,412,932,175

Other Financial Instruments:
Assets
Put Option Contracts	$-	$163,812,000	$-	$163,812,000
Liabilities
Written Call Option Contracts	$-	$(779,131,000)	$-	$(779,131,000)

Hussman Strategic Total
Return Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$296,908,294	$-	$-	$296,908,294
U.S. Treasury Obligations	-	1,490,345,834	-	1,490,345,834
Exchange-Traded Funds	107,383,350	-	-	107,383,350
Money Market Funds	385,943,373	-	-	385,943,373
Total Investments in Securities	$790,235,017	$1,490,345,834	$-	$2,280,580,851

Hussman Strategic International
Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$4,804,765	$2,024,973	$-	$6,829,738
Exchange-Traded Funds	1,165,020	-	-	1,165,020
Money Market Funds	6,876,723	-	-	6,876,723
Total Investments in Securities	$12,846,508	$2,024,973	$-	$14,871,481

Other Financial Instruments:
Assets
Put Option Contracts	$-	$57,120	$-	$57,120
Liabilities
Futures Contracts Sold Short	$(4,656,839)	$-	$-	$(4,656,839)
Written Call Option Contracts	-	(169,760)	-	(169,760)
Total Liabilities	$(4,656,839)	$(169,760)	-	$(4,826,599)

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Each Fund’s Schedule of Investments identifies the specific securities (by security type and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.  During the quarter ended September 30, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during or as of the quarter ended September 30, 2010.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2010:

			Hussman
	Hussman	Hussman	Strategic
	Strategic	Strategic Total	International
	Growth Fund	Return Fund	Equity Fund
Cost of portfolio investments and option contracts	$6,509,037,422	$2,168,414,721	$14,097,032

Gross unrealized appreciation	$742,439,877	$114,406,609	$823,480
Gross unrealized depreciation	(453,864,124)	(2,240,479)	(161,671)

Net unrealized appreciation	$288,575,753	$112,166,130	$661,809

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and differing treatments of realized and unrealized gains and losses on exchange-traded funds taxed as grantor trusts.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 19, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 19, 2010

* Print the name and title of each signing officer under his or her signature.